UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 12b-25
                                                              SEC FILE NUMBER
                         NOTIFICATION OF LATE FILING
                                                                 1-13852

                                                               CUSIP NUMBER

                                                                 125180

(Check One): [X] Form 10-K   [ ] Form 11-K   [ ] Form 10-Q   [ ] Form N-SAR

For Period Ended:  December 31, 2006

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
    For the Transition Period Ended: __________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Items 9, 10, 11, 12 and 14 of Form 10-KSB.

PART I - REGISTRANT INFORMATION


CET Services, Inc.
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Full Name of Registrant


12503 E. Euclid Dr., #30
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Address of Principal Executive Office (Street and Number)


Centennial, Colorado 80111
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City, State and Zip Code


PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      (a) the reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

      (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be
[X] filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25 has been attached if applicable.





PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant had intended to incorporate the information required by Items 9, 10, 11, 12 and 14 of Form 10-KSB from the definitive proxy statement for its annual meeting. The Registrant filed a preliminary proxy statement related to that meeting with the SEC on March 12, 2007 and a revised preliminary proxy statement on April 18, 2007. Due to the ongoing review of the revised preliminary proxy statement by the staff of the SEC, the Registrant was unable to file a definitive proxy statement within 120 days of the end of its fiscal year. The Registrant intends to immediately file an amendment to its Form 10-KSB to include the information that would have been incorporated from its definitive proxy statement.


PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

           Dale Bleck                 (720)                873-3377
     ------------------------       -----------       ------------------
             (Name)                 (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the Registrant was required to file such reports) been filed? If answer is no,
identify report(s). [ X ] Yes   [  ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
thereof?   [  ] Yes   [ X ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


______________________________________________________________________________


                               CET Services, Inc.
                 -------------------------------------------
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:  May 1, 2007           By: /s/ Dale Bleck
                                 ----------------------------------------
                                 Dale Bleck, Chief Financial Officer